Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Apr. 04, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000003871
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 11,466	$ 11,583	$ 11,446	$ 11,621	$ 11,406	$ 11,141	$ 10,930	$ 10,902	$ 10,720	$ 10,902	$ 10,696	$ 10,571	$ 10,702	$ 10,194	$ 9,636	$ 9,790	$ 10,047	$ 10,226	$ 10,004	$ 9,813	$ 9,898	$ 9,834	$ 9,746	$ 10,000	$ 9,693	$ 9,628	$ 8,909	$ 8,918	$ 9,550	$ 9,631	$ 9,332	$ 9,984	$ 9,947	$ 10,565	$ 10,571	$ 11,184	$ 11,516	$ 11,336	$ 11,617	$ 11,600	$ 11,881	$ 11,774	$ 11,734	$ 11,671	$ 11,539	$ 11,295	$ 11,434	$ 11,709	$ 11,849	$ 11,611	$ 11,107	$ 11,113	$ 11,355	$ 11,251	$ 10,884	$ 10,496	$ 9,826	$ 9,546	$ 11,351	$ 11,457	$ 11,286	$ 11,029	$ 11,070	$ 11,005	$ 11,023	$ 11,060	$ 10,909	$ 10,532	$ 10,508	$ 10,462	$ 10,334	$ 10,207	$ 9,737	$ 9,633	$ 9,710	$ 9,948	$ 9,769	$ 9,988	$ 9,839	$ 10,071	$ 10,442	$ 10,686	$ 10,600	$ 10,711	$ 10,420	$ 10,306	$ 10,167	$ 10,285	$ 10,323	$ 10,189	$ 10,058	$ 10,055	$ 9,966		$ 9,891	$ 9,745	$ 9,604	$ 9,410	$ 9,292	$ 9,638	$ 9,650	$ 9,519	$ 9,474	$ 9,434	$ 9,160	$ 9,456	$ 9,271	$ 8,669	$ 8,701	$ 8,904	$ 8,936	$ 9,000	$ 8,825	$ 8,960	$ 9,213	$ 9,517	$ 9,581	$ 9,731	$ 9,504	$ 9,655	$ 9,616	$ 9,779
C000003873
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with load
Account Value	$ 11,034	11,151	11,025	11,198	10,972	10,723	10,551	10,505	10,360	10,541	10,322	10,232	10,363	9,879	9,347	9,475	9,728	9,905	9,720	9,541	9,604	9,547	9,491	9,742	9,449	9,392	8,699	8,689	9,307	9,391	9,106	9,743	9,735	10,341	10,352	10,954	11,283	11,114	11,395	11,384	11,665	11,566	11,533	11,478	11,354	11,121	11,264	11,538	11,681	11,455	10,987	10,977	11,220	11,124	10,768	10,392	9,738	9,467	11,251	11,361	11,218	10,950	10,996	10,937	10,960	11,002	10,879	10,490	10,472	10,431	10,310	10,188	9,726	9,628	9,709	9,951	9,777	10,000	9,877	10,093	10,467	10,716	10,635	10,752	10,465	10,357	10,223	10,346	10,389	10,261	10,134	10,135	10,051		9,980	9,839	9,702	9,512	9,397	9,751	9,768	9,640	9,599	9,564	9,292	9,595	9,413	8,793	8,847	9,056	9,093	9,162	8,990	9,131	9,392	9,704	9,774	9,932	9,706	9,864	9,829	10,000
C000054919
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 11,931	12,023	11,906	12,058	11,833	11,556	11,362	11,305	11,140	11,328	11,085	10,954	11,115	10,586	10,006	10,138	10,403	10,586	10,380	10,181	10,241	10,174	10,106	10,368	10,048	9,979	9,234	9,217	9,869	9,951	9,640	10,312	10,272	10,908	10,936	11,567	11,884	11,696	11,985	11,989	12,253	12,141	12,097	12,030	11,892	11,639	11,781	12,062	12,205	11,959	11,461	11,443	11,691	11,582	11,202	10,802	10,111	9,822	11,655	11,784	11,605	11,318	11,381	11,312	11,308	11,366	11,210	10,821	10,795	10,746	10,613	10,481	9,998	9,890	9,967	10,211	10,023	10,228	10,095	10,312	10,711	10,961	10,872	10,966	10,685	10,567	10,425	10,525	10,583	10,445	10,310	10,306	10,195		10,136	9,986	9,822	9,641	9,501	9,874	9,885	9,749	9,702	9,660	9,380	9,682	9,492	8,857	8,907	9,114	9,146	9,193	9,031	9,168	9,426	9,736	9,801	9,937	9,704	9,875	9,816	10,000
C000188264
Account Value [Line Items]
Line Graph and Table Measure Name	Class F3
Account Value	$ 11,795	11,886	11,770	11,920	11,698	11,423	11,231	11,174	11,011	11,198	10,957	10,827	10,986	10,436	9,888	10,018	10,281	10,462	10,259	10,061	10,121	10,054	9,987	10,247	9,929	9,862	9,123	9,106	9,752	9,833	9,526	10,191	10,151	10,781	10,810	11,435	11,748	11,562	11,848	11,829	12,114	12,002	11,960	11,894	11,757	11,506	11,646	11,924	12,066	11,822	11,328	11,310	11,555	11,446	11,070	10,673	10,011	9,724	11,539	11,645	11,490	11,205	11,266	11,177	11,193	11,229	11,095	10,689	10,663	10,635	10,482	10,351	9,893	9,765	9,862	10,103	9,918	10,119	9,986	10,200	10,574	10,820	10,731	10,843	10,545	10,428	10,287	10,404	10,441	10,305	10,170	10,165	10,073	$ 10,000
C000003870
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 11,981	12,074	11,956	12,109	11,883	11,604	11,409	11,352	11,186	11,375	11,131	10,999	11,161	10,629	10,045	10,178	10,445	10,629	10,422	10,222	10,282	10,215	10,147	10,410	10,088	10,019	9,269	9,252	9,908	9,991	9,679	10,355	10,314	10,955	10,984	11,619	11,938	11,749	12,039	12,019	12,309	12,196	12,153	12,085	11,946	11,691	11,834	12,116	12,260	12,012	11,511	11,492	11,741	11,631	11,249	10,845	10,173	9,881	11,726	11,834	11,654	11,387	11,428	11,358	11,375	11,411	11,276	10,863	10,836	10,808	10,653	10,520	10,054	9,924	10,023	10,267	10,080	10,285	10,150	10,367	10,747	10,997	10,907	11,020	10,718	10,598	10,454	10,574	10,611	10,472	10,335	10,330	10,237		10,158	10,006	9,841	9,659	9,535	9,891	9,901	9,764	9,716	9,674	9,391	9,693	9,502	8,865	8,914	9,121	9,152	9,216	9,036	9,172	9,430	9,740	9,804	9,957	9,722	9,876	9,817	10,000
C000054921
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 11,403	11,496	11,389	11,540	11,329	11,067	10,886	10,836	10,682	10,868	10,639	10,517	10,676	10,146	9,616	9,747	10,007	10,188	9,994	9,806	9,868	9,807	9,746	10,003	9,697	9,636	8,918	8,905	9,541	9,624	9,327	9,983	9,948	10,570	10,603	11,220	11,533	11,355	11,641	11,627	11,912	11,808	11,771	11,710	11,580	11,338	11,481	11,759	11,904	11,668	11,185	11,172	11,419	11,316	10,949	10,561	9,910	9,630	11,433	11,542	11,372	11,116	11,160	11,097	11,118	11,158	11,009	10,630	10,609	10,564	10,438	10,312	9,838	9,736	9,816	10,060	9,881	10,106	9,957	10,196	10,574	10,824	10,740	10,836	10,562	10,449	10,311	10,414	10,475	10,342	10,211	10,210	10,103		10,048	9,901	9,742	9,565	9,447	9,803	9,818	9,686	9,642	9,604	9,327	9,631	9,445	8,815	8,867	9,076	9,111	9,161	9,003	9,143	9,404	9,717	9,785	9,924	9,694	9,868	9,813	10,000
C000158193
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 11,997	12,092	11,977	12,133	11,909	11,631	11,439	11,383	11,220	11,412	11,169	11,039	11,204	10,672	10,088	10,223	10,493	10,681	10,475	10,276	10,339	10,273	10,207	10,474	10,152	10,085	9,332	9,317	9,980	10,065	9,752	10,436	10,397	11,045	11,077	11,720	12,044	11,856	12,151	12,158	12,429	12,318	12,276	12,211	12,096	11,817	11,964	12,276	12,400	12,175	11,647	11,630	11,908	11,799	11,391	10,985	10,306	10,013	11,884	12,018	11,839	11,548	11,613	11,545	11,543	11,604	11,446	11,051	11,026	10,978	10,845	10,711	10,219	10,110	10,191	10,442	10,254	10,485	10,329	10,552	10,962	11,219	11,129	11,247	10,941	10,822	10,677	10,801	10,842	10,702	10,564	10,561	10,468		10,390	10,237	10,071	9,886	9,762	10,126	10,139	10,000	9,953	9,911	9,624	9,935	9,741	9,091	9,143	9,356	9,390	9,457	9,273	9,415	9,681	10,000
C000158194
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 12,323	12,447	12,298	12,454	12,221	11,935	11,735	11,675	11,505	11,699	11,448	11,312	11,478	10,931	10,331	10,467	10,742	10,931	10,718	10,512	10,574	10,504	10,435	10,706	10,375	10,304	9,532	9,514	10,189	10,274	9,953	10,648	10,606	11,264	11,294	11,946	12,274	12,079	12,377	12,357	12,655	12,538	12,493	12,423	12,280	12,017	12,163	12,453	12,601	12,346	11,830	11,810	12,066	11,952	11,560	11,145	10,454	10,155	12,050	12,161	11,976	11,702	11,743	11,672	11,689	11,726	11,564	11,162	11,135	11,084	10,947	10,810	10,331	10,198	10,299	10,550	10,358	10,568	10,429	10,652	11,043	11,299	11,206	11,322	11,011	10,889	10,741	10,863	10,902	10,759	10,618	10,613	10,517		10,435	10,279	10,110	9,922	9,796	10,160	10,170	10,029	9,979	9,935	9,645	9,955	9,758	9,122	9,155	9,366	9,398	9,464	9,278	9,418	9,682	10,000
C000158195
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,339	12,463	12,313	12,471	12,238	11,950	11,749	11,690	11,520	11,714	11,463	11,354	11,493	10,945	10,345	10,481	10,756	10,945	10,732	10,526	10,588	10,518	10,448	10,719	10,388	10,317	9,544	9,527	10,202	10,287	9,965	10,661	10,619	11,279	11,308	11,962	12,290	12,096	12,395	12,399	12,673	12,556	12,511	12,441	12,322	12,036	12,183	12,497	12,621	12,390	11,850	11,830	12,110	11,996	11,580	11,164	10,472	10,172	12,070	12,181	12,019	11,721	11,785	11,691	11,709	11,746	11,606	11,181	11,175	11,124	10,986	10,828	10,348	10,214	10,316	10,567	10,374	10,584	10,445	10,669	11,060	11,317	11,224	11,340	11,029	10,906	10,757	10,880	10,919	10,776	10,634	10,629	10,533		10,452	10,295	10,145	9,937	9,809	10,173	10,183	10,041	9,991	9,946	9,654	9,964	9,766	9,129	9,160	9,371	9,402	9,467	9,280	9,419	9,683	10,000
C000132114
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 13,732	13,811	13,754	13,870	13,669	13,478	13,290	13,213	13,016	13,159	13,013	12,916	12,892	12,485	12,001	12,184	12,271	12,393	12,275	12,179	12,293	12,196	12,137	12,418	12,053	11,852	11,213	11,378	11,901	11,824	11,623	12,070	12,142	12,513	12,742	13,328	13,571	13,502	13,639	13,697	13,788	13,670	13,646	13,568	13,471	13,400	13,565	13,598	13,625	13,402	12,973	12,914	13,033	12,897	12,556	12,218	11,714	11,209	12,924	13,015	12,880	12,679	12,651	12,558	12,422	12,522	12,386	12,057	12,059	11,957	11,855	11,705	11,343	11,259	11,332	11,424	11,281	11,489	11,246	11,366	11,516	11,597	11,679	11,820	11,773	11,744	11,757	11,695	11,649	11,505	11,400	11,389	11,328		11,203	11,178	11,001	10,847	10,758	11,040	11,060	11,072	10,921	10,757	10,594	10,564	10,384	10,030	9,923	9,949	10,059	10,130	9,922	9,976	10,103	10,082	10,209	10,158	9,986	9,982	9,859	9,776
C000132115
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with load
Account Value	$ 13,161	13,243	13,195	13,324	13,128	12,952	12,778	12,711	12,528	12,672	12,538	12,451	12,434	12,048	11,597	11,770	11,860	11,985	11,877	11,790	11,906	11,819	11,768	12,046	11,707	11,509	10,893	11,060	11,574	11,506	11,316	11,757	11,834	12,202	12,440	13,010	13,263	13,194	13,334	13,399	13,494	13,385	13,378	13,300	13,211	13,148	13,317	13,356	13,389	13,177	12,763	12,711	12,835	12,709	12,380	12,052	11,562	11,069	12,771	12,867	12,741	12,549	12,528	12,442	12,313	12,419	12,291	11,971	11,979	11,883	11,788	11,645	11,290	11,213	11,292	11,390	11,254	11,467	11,231	11,356	11,513	11,601	11,689	11,836	11,795	11,773	11,792	11,738	11,698	11,561	11,462	11,458	11,404		11,284	11,266	11,093	10,936	10,860	11,151	11,177	11,195	11,058	10,898	10,731	10,706	10,529	10,175	10,072	10,104	10,222	10,300	10,095	10,149	10,284	10,275	10,412	10,365	10,196	10,191	10,078	10,000
C000132116
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 14,170	14,250	14,190	14,320	14,101	13,914	13,708	13,627	13,423	13,569	13,417	13,317	13,300	12,880	12,380	12,557	12,646	12,771	12,659	12,549	12,665	12,564	12,503	12,801	12,423	12,216	11,547	11,716	12,253	12,174	11,965	12,424	12,498	12,888	13,122	13,715	13,973	13,892	14,040	14,090	14,183	14,059	14,043	13,953	13,861	13,787	13,946	13,979	14,005	13,775	13,334	13,280	13,393	13,261	12,901	12,561	12,033	11,514	13,275	13,368	13,229	13,021	12,991	12,903	12,754	12,864	12,716	12,385	12,378	12,272	12,174	12,011	11,639	11,559	11,626	11,727	11,580	11,784	11,542	11,664	11,817	11,891	11,974	12,119	12,077	12,047	12,051	11,987	11,939	11,791	11,681	11,677	11,614		11,477	11,458	11,268	11,109	11,017	11,305	11,325	11,343	11,189	11,020	10,846	10,814	10,637	10,273	10,163	10,183	10,295	10,375	10,155	10,209	10,339	10,316	10,446	10,394	10,217	10,212	10,092	10,000
C000188268
Account Value [Line Items]
Line Graph and Table Measure Name	Class F3
Account Value	$ 12,577	12,646	12,591	12,695	12,508	12,330	12,145	12,080	11,897	12,024	11,886	11,795	11,769	11,394	10,950	11,113	11,189	11,297	11,186	11,095	11,195	11,104	11,047	11,300	10,964	10,779	10,194	10,342	10,814	10,741	10,555	10,957	11,020	11,353	11,565	12,086	12,302	12,236	12,355	12,404	12,483	12,372	12,347	12,272	12,181	12,113	12,258	12,284	12,304	12,099	11,709	11,651	11,755	11,629	11,318	11,010	10,552	10,095	11,636	11,714	11,590	11,406	11,378	11,291	11,165	11,252	11,127	10,828	10,827	10,732	10,637	10,500	10,172	10,094	10,156	10,236	10,106	10,289	10,069	10,173	10,305	10,375	10,444	10,567	10,521	10,492	10,499	10,440	10,396	10,265	10,167	10,154	10,097	10,000
C000132117
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 14,304	14,373	14,321	14,441	14,229	14,028	13,819	13,736	13,539	13,686	13,531	13,429	13,401	12,976	12,470	12,658	12,747	12,872	12,747	12,646	12,751	12,659	12,596	12,886	12,514	12,294	11,627	11,797	12,338	12,257	12,045	12,507	12,580	12,963	13,208	13,805	14,064	13,980	14,129	14,179	14,271	14,145	14,128	14,036	13,942	13,866	14,025	14,058	14,083	13,850	13,405	13,350	13,462	13,328	12,974	12,623	12,092	11,568	13,348	13,440	13,299	13,089	13,059	12,961	12,819	12,920	12,778	12,437	12,437	12,330	12,223	12,066	11,698	11,609	11,684	11,776	11,627	11,839	11,587	11,708	11,861	11,942	12,025	12,169	12,118	12,086	12,097	12,032	11,982	11,832	11,722	11,708	11,644		11,513	11,486	11,302	11,134	11,048	11,336	11,354	11,364	11,215	11,038	10,869	10,836	10,657	10,284	10,173	10,198	10,309	10,380	10,166	10,219	10,347	10,323	10,452	10,397	10,219	10,214	10,086	10,000
C000132119
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 13,913	13,986	13,942	14,064	13,863	13,673	13,475	13,400	13,214	13,362	13,217	13,122	13,101	12,691	12,202	12,392	12,483	12,601	12,494	12,399	12,508	12,422	12,366	12,655	12,286	12,084	11,425	11,607	12,143	12,059	11,856	12,315	12,392	12,784	13,020	13,614	13,875	13,799	13,951	14,014	14,102	13,984	13,972	13,896	13,800	13,730	13,902	13,940	13,971	13,736	13,309	13,251	13,377	13,241	12,894	12,549	12,035	11,510	13,285	13,373	13,247	13,043	13,009	12,925	12,787	12,894	12,757	12,421	12,418	12,324	12,222	12,070	11,691	11,610	11,676	11,777	11,628	11,840	11,588	11,709	11,861	11,935	12,025	12,161	12,119	12,087	12,090	12,032	11,976	11,833	11,715	11,709	11,645		11,514	11,486	11,302	11,134	11,048	11,336	11,354	11,365	11,209	11,038	10,869	10,836	10,650	10,285	10,173	10,198	10,309	10,380	10,166	10,212	10,347	10,323	10,452	10,397	10,219	10,214	10,086	10,000
C000158199
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 13,555	13,633	13,577	13,704	13,495	13,318	13,122	13,047	12,853	12,994	12,850	12,756	12,741	12,340	11,862	12,043	12,119	12,241	12,135	12,040	12,143	12,048	11,991	12,279	11,918	11,711	11,079	11,243	11,761	11,686	11,487	11,929	12,001	12,369	12,605	13,177	13,427	13,350	13,494	13,544	13,634	13,518	13,504	13,418	13,331	13,253	13,416	13,450	13,477	13,256	12,832	12,782	12,892	12,758	12,422	12,095	11,588	11,089	12,788	12,878	12,745	12,546	12,519	12,436	12,293	12,400	12,258	11,941	11,935	11,842	11,742	11,586	11,228	11,152	11,218	11,317	11,176	11,374	11,142	11,261	11,410	11,484	11,566	11,706	11,667	11,639	11,644	11,591	11,539	11,404	11,300	11,289	11,230		11,106	11,081	10,906	10,746	10,666	10,946	10,965	10,977	10,829	10,666	10,505	10,475	10,297	9,946	9,840	9,867	9,976	10,047	9,841	9,888	10,021	10,000
C000158200
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 13,892	13,958	13,909	14,024	13,819	13,624	13,421	13,351	13,150	13,292	13,142	13,042	13,015	12,602	12,112	12,294	12,379	12,501	12,380	12,281	12,383	12,294	12,231	12,513	12,142	11,938	11,292	11,457	11,981	11,902	11,697	12,144	12,215	12,586	12,823	13,401	13,644	13,572	13,707	13,763	13,852	13,722	13,705	13,624	13,526	13,452	13,615	13,646	13,671	13,445	13,013	12,951	13,068	12,929	12,586	12,244	11,737	11,230	12,946	13,035	12,898	12,694	12,664	12,568	12,430	12,528	12,390	12,059	12,059	11,954	11,850	11,699	11,335	11,249	11,320	11,410	11,266	11,471	11,226	11,344	11,492	11,571	11,650	11,789	11,740	11,710	11,720	11,656	11,608	11,464	11,356	11,343	11,281		11,154	11,127	10,949	10,787	10,703	10,982	11,000	11,010	10,865	10,694	10,530	10,498	10,324	9,963	9,855	9,879	9,987	10,056	9,848	9,893	10,024	10,000
C000158201
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 14,071	14,148	14,086	14,212	13,993	13,804	13,597	13,514	13,309	13,451	13,297	13,195	13,166	12,747	12,250	12,433	12,517	12,639	12,515	12,414	12,525	12,423	12,360	12,643	12,277	12,060	11,406	11,571	12,099	12,017	11,809	12,260	12,330	12,702	12,940	13,522	13,773	13,690	13,833	13,879	13,967	13,842	13,823	13,731	13,637	13,553	13,714	13,744	13,767	13,537	13,101	13,045	13,152	13,011	12,664	12,327	11,807	11,295	13,020	13,107	12,968	12,762	12,730	12,641	12,492	12,589	12,449	12,123	12,114	12,008	11,902	11,748	11,381	11,293	11,364	11,452	11,306	11,511	11,265	11,381	11,528	11,598	11,684	11,822	11,770	11,738	11,747	11,681	11,625	11,485	11,375	11,360	11,296		11,168	11,140	10,961	10,798	10,714	10,992	11,009	11,018	10,866	10,700	10,536	10,503	10,322	9,967	9,859	9,882	9,989	10,058	9,849	9,894	10,024	10,000
Lord Abbett Index: JPM EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPM EMBI Global Diversified Index
Account Value	$ 13,613	13,806	13,644	13,882	13,630	13,322	13,077	12,997	12,767	13,038	12,771	12,647	12,778	12,200	11,546	11,705	12,018	12,201	11,972	11,711	11,778	11,716	11,604	11,866	11,502	11,465	10,656	10,639	11,363	11,471	11,149	11,887	11,884	12,588	12,702	13,592	13,990	13,797	14,055	14,052	14,349	14,210	14,151	14,048	13,900	13,599	13,731	14,091	14,246	13,980	13,461	13,465	13,719	13,649	13,160	12,714	11,986	11,723	13,607	13,740	13,534	13,267	13,330	13,293	13,354	13,255	13,096	12,665	12,614	12,583	12,407	12,284	11,765	11,608	11,658	11,915	11,737	11,944	11,646	11,787	11,898	12,074	12,039	12,283	12,289	12,199	12,193	12,148	12,146	11,935	11,836	11,853	11,749		11,576	11,533	11,306	11,145	10,999	11,468	11,613	11,566	11,363	11,162	10,797	10,817	10,628	10,292	10,100	10,118	10,261	10,267	9,993	10,124	10,217	10,167	10,328	10,368	10,201	10,179	10,093	10,000
Lord Abbett Index: JPM EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPM EMBI Global Diversified Index
Account Value	$ 13,613	13,806	13,644	13,882	13,630	13,322	13,077	12,997	12,767	13,038	12,771	12,647	12,778	12,200	11,546	11,705	12,018	12,201	11,972	11,711	11,778	11,716	11,604	11,866	11,502	11,465	10,656	10,639	11,363	11,471	11,149	11,887	11,884	12,588	12,702	13,592	13,990	13,797	14,055	14,052	14,349	14,210	14,151	14,048	13,900	13,599	13,731	14,091	14,246	13,980	13,461	13,465	13,719	13,649	13,160	12,714	11,986	11,723	13,607	13,740	13,534	13,267	13,330	13,293	13,354	13,255	13,096	12,665	12,614	12,583	12,407	12,284	11,765	11,608	11,658	11,915	11,737	11,944	11,646	11,787	11,898	12,074	12,039	12,283	12,289	12,199	12,193	12,148	12,146	11,935	11,836	11,853	11,749		11,576	11,533	11,306	11,145	10,999	11,468	11,613	11,566	11,363	11,162	10,797	10,817	10,628	10,292	10,100	10,118	10,261	10,267	9,993	10,124	10,217	10,167	10,328	10,368	10,201	10,179	10,093	10,000
Lord Abbett Index: JPM EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPM EMBI Global Diversified Index
Account Value	$ 13,613	13,806	13,644	13,882	13,630	13,322	13,077	12,997	12,767	13,038	12,771	12,647	12,778	12,200	11,546	11,705	12,018	12,201	11,972	11,711	11,778	11,716	11,604	11,866	11,502	11,465	10,656	10,639	11,363	11,471	11,149	11,887	11,884	12,588	12,702	13,592	13,990	13,797	14,055	14,052	14,349	14,210	14,151	14,048	13,900	13,599	13,731	14,091	14,246	13,980	13,461	13,465	13,719	13,649	13,160	12,714	11,986	11,723	13,607	13,740	13,534	13,267	13,330	13,293	13,354	13,255	13,096	12,665	12,614	12,583	12,407	12,284	11,765	11,608	11,658	11,915	11,737	11,944	11,646	11,787	11,898	12,074	12,039	12,283	12,289	12,199	12,193	12,148	12,146	11,935	11,836	11,853	11,749		11,576	11,533	11,306	11,145	10,999	11,468	11,613	11,566	11,363	11,162	10,797	10,817	10,628	10,292	10,100	10,118	10,261	10,267	9,993	10,124	10,217	10,167	10,328	10,368	10,201	10,179	10,093	10,000
Lord Abbett Index: JPM EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPM EMBI Global Diversified Index
Account Value	$ 11,743	11,909	11,769	11,975	11,758	11,492	11,281	11,212	11,013	11,247	11,016	10,910	11,022	10,524	9,960	10,097	10,367	10,525	10,328	10,102	10,160	10,107	10,010	10,236	9,922	9,890	9,192	9,178	9,802	9,895	9,617	10,254	10,252	10,859	10,957	11,725	12,068	11,901	12,124	12,121	12,378	12,258	12,207	12,118	11,991	11,731	11,845	12,155	12,289	12,060	11,612	11,615	11,834	11,774	11,352	10,967	10,340	10,112	11,738	11,853	11,675	11,444	11,499	11,467	11,519	11,434	11,297	10,926	10,881	10,854	10,702	10,597	10,149	10,014	10,056	10,278	10,125	10,303	10,046	10,167	10,264	10,415	10,385	10,596	10,600	10,523	10,518	10,479	10,478	10,296	10,210	10,224	10,135	10,000
Lord Abbett Index: JPM EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPM EMBI Global Diversified Index
Account Value	$ 13,613	13,806	13,644	13,882	13,630	13,322	13,077	12,997	12,767	13,038	12,771	12,647	12,778	12,200	11,546	11,705	12,018	12,201	11,972	11,711	11,778	11,716	11,604	11,866	11,502	11,465	10,656	10,639	11,363	11,471	11,149	11,887	11,884	12,588	12,702	13,592	13,990	13,797	14,055	14,052	14,349	14,210	14,151	14,048	13,900	13,599	13,731	14,091	14,246	13,980	13,461	13,465	13,719	13,649	13,160	12,714	11,986	11,723	13,607	13,740	13,534	13,267	13,330	13,293	13,354	13,255	13,096	12,665	12,614	12,583	12,407	12,284	11,765	11,608	11,658	11,915	11,737	11,944	11,646	11,787	11,898	12,074	12,039	12,283	12,289	12,199	12,193	12,148	12,146	11,935	11,836	11,853	11,749		11,576	11,533	11,306	11,145	10,999	11,468	11,613	11,566	11,363	11,162	10,797	10,817	10,628	10,292	10,100	10,118	10,261	10,267	9,993	10,124	10,217	10,167	10,328	10,368	10,201	10,179	10,093	10,000
Lord Abbett Index: JPM EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPM EMBI Global Diversified Index
Account Value	$ 13,613	13,806	13,644	13,882	13,630	13,322	13,077	12,997	12,767	13,038	12,771	12,647	12,778	12,200	11,546	11,705	12,018	12,201	11,972	11,711	11,778	11,716	11,604	11,866	11,502	11,465	10,656	10,639	11,363	11,471	11,149	11,887	11,884	12,588	12,702	13,592	13,990	13,797	14,055	14,052	14,349	14,210	14,151	14,048	13,900	13,599	13,731	14,091	14,246	13,980	13,461	13,465	13,719	13,649	13,160	12,714	11,986	11,723	13,607	13,740	13,534	13,267	13,330	13,293	13,354	13,255	13,096	12,665	12,614	12,583	12,407	12,284	11,765	11,608	11,658	11,915	11,737	11,944	11,646	11,787	11,898	12,074	12,039	12,283	12,289	12,199	12,193	12,148	12,146	11,935	11,836	11,853	11,749		11,576	11,533	11,306	11,145	10,999	11,468	11,613	11,566	11,363	11,162	10,797	10,817	10,628	10,292	10,100	10,118	10,261	10,267	9,993	10,124	10,217	10,167	10,328	10,368	10,201	10,179	10,093	10,000
Lord Abbett Index: JPM EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPM EMBI Global Diversified Index
Account Value	$ 13,390	13,580	13,420	13,655	13,407	13,103	12,863	12,784	12,558	12,824	12,562	12,440	12,568	12,000	11,357	11,513	11,821	12,001	11,776	11,519	11,585	11,524	11,414	11,672	11,314	11,277	10,481	10,465	11,176	11,283	10,966	11,692	11,689	12,382	12,494	13,369	13,761	13,571	13,825	13,822	14,114	13,977	13,919	13,818	13,673	13,376	13,506	13,860	14,012	13,751	13,240	13,244	13,494	13,425	12,945	12,505	11,790	11,531	13,384	13,515	13,312	13,050	13,112	13,075	13,135	13,038	12,881	12,458	12,407	12,377	12,203	12,083	11,572	11,418	11,467	11,719	11,545	11,748	11,455	11,593	11,703	11,876	11,842	12,082	12,087	11,999	11,993	11,949	11,947	11,739	11,642	11,658	11,556		11,387	11,344	11,121	10,963	10,819	11,280	11,422	11,376	11,176	10,979	10,620	10,639	10,454	10,124	9,934	9,953	10,093	10,099	9,829	9,958	10,049	10,000
Lord Abbett Index: JPM EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPM EMBI Global Diversified Index
Account Value	$ 13,390	13,580	13,420	13,655	13,407	13,103	12,863	12,784	12,558	12,824	12,562	12,440	12,568	12,000	11,357	11,513	11,821	12,001	11,776	11,519	11,585	11,524	11,414	11,672	11,314	11,277	10,481	10,465	11,176	11,283	10,966	11,692	11,689	12,382	12,494	13,369	13,761	13,571	13,825	13,822	14,114	13,977	13,919	13,818	13,673	13,376	13,506	13,860	14,012	13,751	13,240	13,244	13,494	13,425	12,945	12,505	11,790	11,531	13,384	13,515	13,312	13,050	13,112	13,075	13,135	13,038	12,881	12,458	12,407	12,377	12,203	12,083	11,572	11,418	11,467	11,719	11,545	11,748	11,455	11,593	11,703	11,876	11,842	12,082	12,087	11,999	11,993	11,949	11,947	11,739	11,642	11,658	11,556		11,387	11,344	11,121	10,963	10,819	11,280	11,422	11,376	11,176	10,979	10,620	10,639	10,454	10,124	9,934	9,953	10,093	10,099	9,829	9,958	10,049	10,000
Lord Abbett Index: JPM EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPM EMBI Global Diversified Index
Account Value	$ 13,390	13,580	13,420	13,655	13,407	13,103	12,863	12,784	12,558	12,824	12,562	12,440	12,568	12,000	11,357	11,513	11,821	12,001	11,776	11,519	11,585	11,524	11,414	11,672	11,314	11,277	10,481	10,465	11,176	11,283	10,966	11,692	11,689	12,382	12,494	13,369	13,761	13,571	13,825	13,822	14,114	13,977	13,919	13,818	13,673	13,376	13,506	13,860	14,012	13,751	13,240	13,244	13,494	13,425	12,945	12,505	11,790	11,531	13,384	13,515	13,312	13,050	13,112	13,075	13,135	13,038	12,881	12,458	12,407	12,377	12,203	12,083	11,572	11,418	11,467	11,719	11,545	11,748	11,455	11,593	11,703	11,876	11,842	12,082	12,087	11,999	11,993	11,949	11,947	11,739	11,642	11,658	11,556		11,387	11,344	11,121	10,963	10,819	11,280	11,422	11,376	11,176	10,979	10,620	10,639	10,454	10,124	9,934	9,953	10,093	10,099	9,829	9,958	10,049	10,000
Lord Abbett Index: JPM CEMBI Broad Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPM CEMBI Broad Diversified Index
Account Value	$ 14,852	14,933	14,844	14,973	14,791	14,546	14,331	14,199	13,995	14,120	13,980	13,881	13,800	13,389	12,919	13,078	13,181	13,240	13,111	12,971	13,048	12,933	12,827	13,035	12,651	12,459	11,833	12,081	12,562	12,539	12,408	12,800	12,876	13,147	13,491	14,177	14,419	14,361	14,440	14,507	14,605	14,503	14,471	14,351	14,259	14,174	14,265	14,279	14,289	14,082	13,717	13,682	13,748	13,625	13,316	12,960	12,471	11,981	13,541	13,543	13,337	13,209	13,159	13,048	12,967	12,950	12,835	12,559	12,498	12,401	12,245	12,114	11,794	11,710	11,729	11,799	11,688	11,816	11,647	11,696	11,778	11,856	11,879	12,000	11,991	11,954	11,950	11,910	11,869	11,756	11,664	11,640	11,566		11,438	11,402	11,245	11,108	11,021	11,254	11,256	11,239	11,093	10,920	10,728	10,705	10,524	10,197	10,094	10,130	10,256	10,310	10,085	10,205	10,366	10,371	10,465	10,411	10,236	10,184	10,068	10,000
Lord Abbett Index: JPM CEMBI Broad Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPM CEMBI Broad Diversified Index
Account Value	$ 14,852	14,933	14,844	14,973	14,791	14,546	14,331	14,199	13,995	14,120	13,980	13,881	13,800	13,389	12,919	13,078	13,181	13,240	13,111	12,971	13,048	12,933	12,827	13,035	12,651	12,459	11,833	12,081	12,562	12,539	12,408	12,800	12,876	13,147	13,491	14,177	14,419	14,361	14,440	14,507	14,605	14,503	14,471	14,351	14,259	14,174	14,265	14,279	14,289	14,082	13,717	13,682	13,748	13,625	13,316	12,960	12,471	11,981	13,541	13,543	13,337	13,209	13,159	13,048	12,967	12,950	12,835	12,559	12,498	12,401	12,245	12,114	11,794	11,710	11,729	11,799	11,688	11,816	11,647	11,696	11,778	11,856	11,879	12,000	11,991	11,954	11,950	11,910	11,869	11,756	11,664	11,640	11,566		11,438	11,402	11,245	11,108	11,021	11,254	11,256	11,239	11,093	10,920	10,728	10,705	10,524	10,197	10,094	10,130	10,256	10,310	10,085	10,205	10,366	10,371	10,465	10,411	10,236	10,184	10,068	10,000
Lord Abbett Index: JPM CEMBI Broad Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPM CEMBI Broad Diversified Index
Account Value	$ 14,852	14,933	14,844	14,973	14,791	14,546	14,331	14,199	13,995	14,120	13,980	13,881	13,800	13,389	12,919	13,078	13,181	13,240	13,111	12,971	13,048	12,933	12,827	13,035	12,651	12,459	11,833	12,081	12,562	12,539	12,408	12,800	12,876	13,147	13,491	14,177	14,419	14,361	14,440	14,507	14,605	14,503	14,471	14,351	14,259	14,174	14,265	14,279	14,289	14,082	13,717	13,682	13,748	13,625	13,316	12,960	12,471	11,981	13,541	13,543	13,337	13,209	13,159	13,048	12,967	12,950	12,835	12,559	12,498	12,401	12,245	12,114	11,794	11,710	11,729	11,799	11,688	11,816	11,647	11,696	11,778	11,856	11,879	12,000	11,991	11,954	11,950	11,910	11,869	11,756	11,664	11,640	11,566		11,438	11,402	11,245	11,108	11,021	11,254	11,256	11,239	11,093	10,920	10,728	10,705	10,524	10,197	10,094	10,130	10,256	10,310	10,085	10,205	10,366	10,371	10,465	10,411	10,236	10,184	10,068	10,000
Lord Abbett Index: JPM CEMBI Broad Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPM CEMBI Broad Diversified Index
Account Value	$ 12,963	13,034	12,956	13,068	12,910	12,695	12,508	12,393	12,215	12,324	12,202	12,115	12,044	11,686	11,275	11,414	11,504	11,555	11,444	11,321	11,388	11,288	11,195	11,377	11,041	10,874	10,328	10,544	10,964	10,944	10,830	11,172	11,239	11,475	11,775	12,374	12,585	12,534	12,603	12,662	12,747	12,658	12,630	12,525	12,445	12,371	12,450	12,463	12,471	12,291	11,972	11,941	11,999	11,892	11,622	11,311	10,885	10,457	11,818	11,820	11,641	11,529	11,485	11,389	11,317	11,303	11,203	10,961	10,908	10,824	10,687	10,573	10,294	10,220	10,237	10,298	10,201	10,313	10,165	10,208	10,280	10,348	10,368	10,473	10,466	10,433	10,430	10,395	10,359	10,260	10,180	10,159	10,095	10,000
Lord Abbett Index: JPM CEMBI Broad Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPM CEMBI Broad Diversified Index
Account Value	$ 14,852	14,933	14,844	14,973	14,791	14,546	14,331	14,199	13,995	14,120	13,980	13,881	13,800	13,389	12,919	13,078	13,181	13,240	13,111	12,971	13,048	12,933	12,827	13,035	12,651	12,459	11,833	12,081	12,562	12,539	12,408	12,800	12,876	13,147	13,491	14,177	14,419	14,361	14,440	14,507	14,605	14,503	14,471	14,351	14,259	14,174	14,265	14,279	14,289	14,082	13,717	13,682	13,748	13,625	13,316	12,960	12,471	11,981	13,541	13,543	13,337	13,209	13,159	13,048	12,967	12,950	12,835	12,559	12,498	12,401	12,245	12,114	11,794	11,710	11,729	11,799	11,688	11,816	11,647	11,696	11,778	11,856	11,879	12,000	11,991	11,954	11,950	11,910	11,869	11,756	11,664	11,640	11,566		11,438	11,402	11,245	11,108	11,021	11,254	11,256	11,239	11,093	10,920	10,728	10,705	10,524	10,197	10,094	10,130	10,256	10,310	10,085	10,205	10,366	10,371	10,465	10,411	10,236	10,184	10,068	10,000
Lord Abbett Index: JPM CEMBI Broad Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPM CEMBI Broad Diversified Index
Account Value	$ 14,852	14,933	14,844	14,973	14,791	14,546	14,331	14,199	13,995	14,120	13,980	13,881	13,800	13,389	12,919	13,078	13,181	13,240	13,111	12,971	13,048	12,933	12,827	13,035	12,651	12,459	11,833	12,081	12,562	12,539	12,408	12,800	12,876	13,147	13,491	14,177	14,419	14,361	14,440	14,507	14,605	14,503	14,471	14,351	14,259	14,174	14,265	14,279	14,289	14,082	13,717	13,682	13,748	13,625	13,316	12,960	12,471	11,981	13,541	13,543	13,337	13,209	13,159	13,048	12,967	12,950	12,835	12,559	12,498	12,401	12,245	12,114	11,794	11,710	11,729	11,799	11,688	11,816	11,647	11,696	11,778	11,856	11,879	12,000	11,991	11,954	11,950	11,910	11,869	11,756	11,664	11,640	11,566		11,438	11,402	11,245	11,108	11,021	11,254	11,256	11,239	11,093	10,920	10,728	10,705	10,524	10,197	10,094	10,130	10,256	10,310	10,085	10,205	10,366	10,371	10,465	10,411	10,236	10,184	10,068	10,000
Lord Abbett Index: JPM CEMBI Broad Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPM CEMBI Broad Diversified Index
Account Value	$ 14,322	14,400	14,313	14,437	14,263	14,026	13,819	13,691	13,495	13,615	13,480	13,385	13,306	12,910	12,457	12,610	12,709	12,766	12,643	12,508	12,581	12,471	12,368	12,569	12,198	12,013	11,410	11,649	12,113	12,091	11,965	12,343	12,416	12,677	13,009	13,670	13,903	13,847	13,924	13,989	14,083	13,984	13,954	13,838	13,749	13,667	13,755	13,769	13,778	13,579	13,226	13,193	13,256	13,138	12,840	12,496	12,026	11,553	13,057	13,058	12,860	12,737	12,689	12,582	12,503	12,487	12,377	12,110	12,051	11,958	11,807	11,681	11,372	11,291	11,309	11,377	11,270	11,393	11,230	11,278	11,357	11,432	11,454	11,571	11,563	11,526	11,523	11,484	11,445	11,335	11,247	11,224	11,153		11,029	10,994	10,843	10,711	10,627	10,852	10,853	10,837	10,696	10,529	10,345	10,323	10,147	9,833	9,733	9,768	9,889	9,941	9,724	9,840	9,995	10,000
Lord Abbett Index: JPM CEMBI Broad Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPM CEMBI Broad Diversified Index
Account Value	$ 14,322	14,400	14,313	14,437	14,263	14,026	13,819	13,691	13,495	13,615	13,480	13,385	13,306	12,910	12,457	12,610	12,709	12,766	12,643	12,508	12,581	12,471	12,368	12,569	12,198	12,013	11,410	11,649	12,113	12,091	11,965	12,343	12,416	12,677	13,009	13,670	13,903	13,847	13,924	13,989	14,083	13,984	13,954	13,838	13,749	13,667	13,755	13,769	13,778	13,579	13,226	13,193	13,256	13,138	12,840	12,496	12,026	11,553	13,057	13,058	12,860	12,737	12,689	12,582	12,503	12,487	12,377	12,110	12,051	11,958	11,807	11,681	11,372	11,291	11,309	11,377	11,270	11,393	11,230	11,278	11,357	11,432	11,454	11,571	11,563	11,526	11,523	11,484	11,445	11,335	11,247	11,224	11,153		11,029	10,994	10,843	10,711	10,627	10,852	10,853	10,837	10,696	10,529	10,345	10,323	10,147	9,833	9,733	9,768	9,889	9,941	9,724	9,840	9,995	10,000
Lord Abbett Index: JPM CEMBI Broad Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPM CEMBI Broad Diversified Index
Account Value	$ 14,322	14,400	14,313	14,437	14,263	14,026	13,819	13,691	13,495	13,615	13,480	13,385	13,306	12,910	12,457	12,610	12,709	12,766	12,643	12,508	12,581	12,471	12,368	12,569	12,198	12,013	11,410	11,649	12,113	12,091	11,965	12,343	12,416	12,677	13,009	13,670	13,903	13,847	13,924	13,989	14,083	13,984	13,954	13,838	13,749	13,667	13,755	13,769	13,778	13,579	13,226	13,193	13,256	13,138	12,840	12,496	12,026	11,553	13,057	13,058	12,860	12,737	12,689	12,582	12,503	12,487	12,377	12,110	12,051	11,958	11,807	11,681	11,372	11,291	11,309	11,377	11,270	11,393	11,230	11,278	11,357	11,432	11,454	11,571	11,563	11,526	11,523	11,484	11,445	11,335	11,247	11,224	11,153		11,029	10,994	10,843	10,711	10,627	10,852	10,853	10,837	10,696	10,529	10,345	10,323	10,147	9,833	9,733	9,768	9,889	9,941	9,724	9,840	9,995	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486		10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486		10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486		10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,958	11,140	11,024	11,304	11,155	10,997	10,746	10,645	10,467	10,739	10,640	10,793	10,823	10,424	9,972	10,132	10,396	10,463	10,470	10,508	10,623	10,559	10,298	10,571	10,256	10,302	9,937	10,067	10,522	10,828	10,569	10,738	10,669	11,090	11,407	11,535	11,789	11,820	11,785	11,788	11,891	11,914	11,782	11,700	11,662	11,570	11,716	11,888	11,974	11,958	11,841	11,894	11,901	11,998	11,821	11,747	11,693	11,489	11,557	11,352	11,138	11,146	11,151	11,118	11,177	10,895	10,871	10,736	10,549	10,546	10,348	10,354	10,245	10,060	10,000	10,080	10,145	10,080	10,078	10,091	10,019	10,094	10,030	10,126	10,244	10,197	10,210	10,204	10,253	10,162	10,118	10,128	10,051	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486		10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486		10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,444	11,634	11,512	11,805	11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934	10,973	11,094	11,027	10,754	11,040	10,710	10,759	10,377	10,513	10,988	11,307	11,038	11,214	11,142	11,581	11,912	12,047	12,312	12,344	12,307	12,310	12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632	11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497		10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,444	11,634	11,512	11,805	11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934	10,973	11,094	11,027	10,754	11,040	10,710	10,759	10,377	10,513	10,988	11,307	11,038	11,214	11,142	11,581	11,912	12,047	12,312	12,344	12,307	12,310	12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632	11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497		10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,444	11,634	11,512	11,805	11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934	10,973	11,094	11,027	10,754	11,040	10,710	10,759	10,377	10,513	10,988	11,307	11,038	11,214	11,142	11,581	11,912	12,047	12,312	12,344	12,307	12,310	12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632	11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497		10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486		10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486		10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486		10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,958	11,140	11,024	11,304	11,155	10,997	10,746	10,645	10,467	10,739	10,640	10,793	10,823	10,424	9,972	10,132	10,396	10,463	10,470	10,508	10,623	10,559	10,298	10,571	10,256	10,302	9,937	10,067	10,522	10,828	10,569	10,738	10,669	11,090	11,407	11,535	11,789	11,820	11,785	11,788	11,891	11,914	11,782	11,700	11,662	11,570	11,716	11,888	11,974	11,958	11,841	11,894	11,901	11,998	11,821	11,747	11,693	11,489	11,557	11,352	11,138	11,146	11,151	11,118	11,177	10,895	10,871	10,736	10,549	10,546	10,348	10,354	10,245	10,060	10,000	10,080	10,145	10,080	10,078	10,091	10,019	10,094	10,030	10,126	10,244	10,197	10,210	10,204	10,253	10,162	10,118	10,128	10,051	$ 10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486		10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486		10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	$ 10,100	$ 10,124	$ 10,161	$ 10,114	$ 10,210	$ 10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,444	11,634	11,512	11,805	11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934	10,973	11,094	11,027	10,754	11,040	10,710	10,759	10,377	10,513	10,988	11,307	11,038	11,214	11,142	11,581	11,912	12,047	12,312	12,344	12,307	12,310	12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632	11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497		10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,444	11,634	11,512	11,805	11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934	10,973	11,094	11,027	10,754	11,040	10,710	10,759	10,377	10,513	10,988	11,307	11,038	11,214	11,142	11,581	11,912	12,047	12,312	12,344	12,307	12,310	12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632	11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497		10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,444	$ 11,634	$ 11,512	$ 11,805	$ 11,649	$ 11,484	$ 11,222	$ 11,117	$ 10,931	$ 11,215	$ 11,112	$ 11,271	$ 11,302	$ 10,886	$ 10,414	$ 10,581	$ 10,857	$ 10,927	$ 10,934	$ 10,973	$ 11,094	$ 11,027	$ 10,754	$ 11,040	$ 10,710	$ 10,759	$ 10,377	$ 10,513	$ 10,988	$ 11,307	$ 11,038	$ 11,214	$ 11,142	$ 11,581	$ 11,912	$ 12,047	$ 12,312	$ 12,344	$ 12,307	$ 12,310	$ 12,418	$ 12,442	$ 12,304	$ 12,218	$ 12,178	$ 12,083	$ 12,236	$ 12,415	$ 12,505	$ 12,488	$ 12,366	$ 12,422	$ 12,428	$ 12,530	$ 12,345	$ 12,268	$ 12,211	$ 11,998	$ 12,069	$ 11,855	$ 11,632	$ 11,640	$ 11,646	$ 11,611	$ 11,673	$ 11,378	$ 11,353	$ 11,212	$ 11,017	$ 11,014	$ 10,806	$ 10,813	$ 10,699	$ 10,506	$ 10,444	$ 10,527	$ 10,595	$ 10,527	$ 10,525	$ 10,538	$ 10,463	$ 10,542	$ 10,474	$ 10,575	$ 10,698	$ 10,649	$ 10,663	$ 10,656	$ 10,707	$ 10,612	$ 10,567	$ 10,577	$ 10,497		$ 10,416	$ 10,422	$ 10,352	$ 10,332	$ 10,317	$ 10,567	$ 10,649	$ 10,655	$ 10,667	$ 10,600	$ 10,413	$ 10,410	$ 10,371	$ 10,276	$ 10,204	$ 10,065	$ 10,098	$ 10,125	$ 10,123	$ 10,055	$ 10,070	$ 10,000